Consolidated Statements of Changes in Equity (Parentheticals) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025		Jun. 30, 2025
Equity	$ 36,850	$ 35,916	[1],[2]	$ 33,424
Cumulative translation adjustments
Equity	95	95		95
Additional paid-in capital
Equity	$ 371	$ 1,128		$ 1,748

[1]	2025 figures have been revised to reflect an update to the provisional purchase price allocation relating to Loulo-Gounkoto. Refer to note 4 for further details.
[2]	Figures have been revised to reflect an update to the provisional purchase price allocation recorded in the fourth quarter of 2025 relating to Loulo-Gounkoto. Refer to note 4 for further details.